Interest-Bearing Loans and Borrowings - Summary of Terms and Debt Repayment (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	$ 109,800	$ 116,382
Secured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	479	502
Commerical Paper [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	1,142	1,870
Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	108	892
Unsecured Bond [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	107,796	112,837
Unsecured other loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	71	68
Finance lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	204	213
Less than 1 year [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	4,216	7,433
Less than 1 year [member] | Secured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	370	272
Less than 1 year [member] | Commerical Paper [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	1,142	1,870
Less than 1 year [member] | Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	22	739
Less than 1 year [member] | Unsecured Bond [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	2,626	4,510
Less than 1 year [member] | Unsecured other loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	14	15
Less than 1 year [member] | Finance lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	42	27
1-2 years [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	5,334	10,253
1-2 years [member] | Secured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	38	128
1-2 years [member] | Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment		122
1-2 years [member] | Unsecured Bond [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	5,259	9,956
1-2 years [member] | Unsecured other loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	18	18
1-2 years [member] | Finance lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	19	29
2-3 years [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	8,163	9,465
2-3 years [member] | Secured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	14	18
2-3 years [member] | Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	86	31
2-3 years [member] | Unsecured Bond [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	8,039	9,389
2-3 years [member] | Unsecured other loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	7	7
2-3 years [member] | Finance lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	17	20
2-5 years [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	17,227	18,500
2-5 years [member] | Secured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	26	33
2-5 years [member] | Unsecured Bond [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	17,180	18,441
2-5 years [member] | Unsecured other loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	9	3
2-5 years [member] | Finance lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	12	23
Greater than 5 years [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	74,860	70,731
Greater than 5 years [member] | Secured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	31	51
Greater than 5 years [member] | Unsecured Bond [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	74,692	70,541
Greater than 5 years [member] | Unsecured other loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	23	25
Greater than 5 years [member] | Finance lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	$ 114	$ 114